NOTES PAYABLE (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Restricted cash [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes payable secured, net book value of asset pledged	$ 89.3	$ 124.9